April 27, 2018

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549-4720

Re:	OFI Carlyle Private Credit Fund

Ladies and Gentlemen:

Enclosed for filing on behalf of OFI Carlyle Private Credit Fund (the “Fund”), a closed-end management investment company, is Pre-Effective Amendment No. 3 to the Fund’s Registration Statement on Form N-2 under the Securities Act of 1933 and the Investment Company Act of 1940. The purpose of this filing is to complete any outstanding items and to respond to telephonic comments provided on March 30, 2018 and April 9, 2018.

If you have any questions relating to this filing, please do not hesitate to contact me at 212.698.3525.

Sincerely,

/s/ Richard Horowitz

Richard Horowitz